Leases - Schedule of the aggregate future non-cancelable minimum rental payments (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessee, Operating Lease, Liability, to be Paid [Abstract]
2023 Reminder	$ 666
2024	737	$ 1,010
2025	561	734
2026	561	559
2027	561	559
2028	561	559
Thereafter	1,312	1,817
Total minimum operating lease payments	4,959	5,238
Less: Amounts representing interest	(1,852)	(1,957)
Present value of net minimum operating lease payments	3,107	3,281	$ 0
Less: Current portion	(483)	(593)	0
Long-term portion of operating lease obligations	$ 2,624	$ 2,688	$ 0